Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash	$ 85,366	$ 424,475	$ 15,698
Accounts receivable	164,988	158,008	0
Seeds	1,807,000	0
Prepayments and other current assets	74,946	33,096	168,874
Total current assets	2,132,300	615,579	184,572
Non-current assets:
Property and equipment	24,400	7,925	3,036
Accumulated depreciation	(4,334)	(1,234)	0
Property and equipment, net	20,066	6,691	3,036
Acquired Technology	1,635,300	1,635,300	0
Accumulatd amortization Acquired Technology	(163,530)	(81,765)	0
Acquired technology, net	1,471,770	1,553,535	0
Website development costs	5,315	5,315	5,315
Accumulated amortization Website development costs	(2,670)	(1,869)	(801)
Website development costs, net	2,645	3,446	4,514
Security deposit	15,000	15,000	15,000
Total assets	3,641,781	2,194,251	207,122
Current liabilities:
Accounts payable	1,092,237	948,073	237,288
Accounts payable - president and CEO	262,576	89,193	20,220
Accrued expenses	9,600	19,700	5,400
Accrued interest	145,144	21,627	15,521
Advances from president and significant stockholder	10,743	21,238	19,138
Convertible notes payable - net of discount	1,071,569	357,700	700,000
Current portion of derivative liability	0	0	0
Total current liabilities	2,591,869	1,457,531	997,567
Non-Current liabilities:
Derivative note liabilities	227,772	0
Derivative warrant liabilities	369,747	486,113	0
Total non-current liabilities	597,519	486,113	0
Total liabilities	3,189,388	1,943,644	997,567
Stevia Corp stockholders' equity (deficit):
Preferred stock at $0.001 par value: 1,000,000 shares authorized;none issued or outstanding	0	0	0
Common stock at $0.001 par value	82,695	63,556	58,355
Additional paid-in capital	6,813,321	4,760,624	1,474,751
Accumulated deficit	(6,376,899)	(4,359,415)	(2,323,551)
Total Stevia Corp stockholders' equity (deficit)	798,339	464,765	(790,445)
Noncontrolling interest - retained earnings in consolidated subsidiaries	(345,946)	(214,158)
Non-controlling interest in subsidiary	(345,946)	(214,158)	0
Total Equity (Deficit)	452,393	250,607	(790,445)
Total Liabilities and Equity (Deficit)	$ 3,641,781	$ 2,194,251	$ 207,122